SCHEDULE OF CARRYING AMOUNT OF THE LOANS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loans From Shareholders
Opening balance		$ 310	$ 310	$ 612
Less: Partial conversion of loans from shareholders			(350)	(350)
Plus: Exchange differences relating to loans from shareholders		$ 40	40	48
Closing balance, classified as a non-current liability in 2019				$ 310